Stockholders' Equity and Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2017
Stockholders' Equity and Regulatory Matters [Abstract]
Schedule of Compliance with Regulatory Capital Requirements

The table below provides a comparison of the Company’s and the Bank’s risk-based capital ratios and leverage ratios to the minimum regulatory requirements as of the dates indicated.

Juniata Valley Financial Corp. (Consolidated)			Minimum Requirement
			for Capital
(Dollars in thousands)	Actual		Adequacy Purposes
	Amount	Ratio	Amount	Ratio
As of December 31, 2017:
Total Capital	$59,667	15.01%	$31,809	8.00%
(to Risk Weighted Assets)
Tier 1 Capital	55,808	14.04%	23,857	6.00%
(to Risk Weighted Assets)
Common Equity Tier 1 Capital	55,808	14.04%	17,892	4.50%
(to Risk Weighted Assets)
Tier 1 Capital	55,808	9.43%	23,666	4.00%
(to Average Assets) Leverage

As of December 31, 2016:
Total Capital	$58,375	15.34%	$30,442	8.00%
(to Risk Weighted Assets)
Tier 1 Capital	55,331	14.54%	22,831	6.00%
(to Risk Weighted Assets)
Common Equity Tier 1 Capital	55,331	14.54%	17,124	4.50%
(to Risk Weighted Assets)
Tier 1 Capital	55,331	9.68%	22,872	4.00%
(to Average Assets) Leverage

							Minimum
							Regulatory
							Requirements
							to be "Well
					Capital		Capitalized"
The Juniata Valley Bank			Minimum Requirement		Adequacy		under Prompt
			for Capital		with Capital		Corrective Action
(Dollars in thousands)	Actual		Adequacy Purposes		Buffer		Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2017:
Total Capital	$52,009	13.24%	$31,435	8.00%	$36,346	9.250%	$39,293	10.00%
(to Risk Weighted Assets)
Tier 1 Capital	49,026	12.48%	23,576	6.00%	28,488	7.250%	31,435	8.00%
(to Risk Weighted Assets)
Common Equity Tier 1 Capital	49,026	12.48%	17,682	4.50%	22,594	5.750%	25,541	6.50%
(to Risk Weighted Assets)
Tier 1 Capital	49,026	8.36%	23,460	4.00%	23,460	4.000%	29,325	5.00%
(to Average Assets) Leverage

As of December 31, 2016:
Total Capital	$51,102	13.60%	$30,053	8.00%	$32,401	8.625%	$37,566	10.00%
(to Risk Weighted Assets)
Tier 1 Capital	48,217	12.84%	15,026	6.00%	24,888	6.625%	30,053	8.00%
(to Risk Weighted Assets)
Common Equity Tier 1 Capital	48,217	12.84%	16,905	4.50%	19,253	5.125%	24,418	6.50%
(to Risk Weighted Assets)
Tier 1 Capital	48,217	8.39%	22,991	4.00%	22,991	4.000%	28,739	5.00%
(to Average Assets) Leverage